SHAREHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Shareholders Equity Tables
Summary of Options and Warrants

The options were valued using the Black Scholes Method, using the following assumptions:

Weighted Average:
Risk-free interest rate	1.24%
Expected lives (years)	10.0
Expected price volatility	161.40%
Dividend rate	0.0%
Forfeiture Rate	0.0%

Weighted Average:	2017	2016
Risk-free interest rate	1.24%	1.58%
Expected lives (years)	10.0	10.0
Expected price volatility	161.40%	293.78%
Dividend rate	0.0%	0.0%
Forfeiture Rate	0.0%	0.0%